Basis of preparation	6 Months Ended
Jun. 30, 2024
Basis of preparation
Basis of preparation
2	Basis of preparation
i)	Compliance with IFRS

These condensed interim consolidated financial statements are for the six-month periods ended 30 June 2024 and 2023 and are presented in United States Dollars (“USD” or “$”), which is the functional currency of the Parent Company. They have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’.

These condensed interim consolidated financial statements do not include all of the information required in annual consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”) and should be read in conjunction with the consolidated financial statements for the year ended 31 December 2023. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

ii)	Historical cost convention

These condensed interim consolidated financial statements have been prepared under the historical cost convention except for the following:

-	Certain financial assets, derivative warrant liabilities, derivative liabilities, convertible notes, and earnouts liabilities that are measured at fair value.
-	Income and expenses that have been accounted for using the accrual basis.

2Basis of preparation (continued)

ii)Historical cost convention (continued)

The consolidated financial statements have been presented in US Dollars (“USD”, “$”) which is the reporting currency of the Group.

2.1	Going concern

These condensed interim consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to discharge its liabilities in the ordinary course of business. The Group incurred a loss of $ 5,692,847 for the six-month period ended 30 June 2024 (profit of $2,077,468 for the six-month period ended 30 June 2023), had accumulated losses of $ 335.2 million as at 30 June 2024 ($ 329.5 million as at 31 December 2023), and had negative operating cash flows of $ 0.5 million for the six-month period ended 30 June 2024 (positive operating cash flows of $ 2.2 million for the six-month period ended 30 June 2023). Notwithstanding these results, Management believes there are no events or conditions that give rise to doubt the ability of the Group to continue as a going concern for a period of twelve months after the preparation of the consolidated financial statements.

2.2	Amended standards adopted by the Group

A number of amended standards became applicable for the current reporting period. The Group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards.

2.3Accounting policies

The accounting policies used for the condensed interim consolidated financial statements for the six-month period ended 30 June 2024 are consistent with those used in the annual consolidated financial statements for the year ended 31 December 2023.